Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Commitments

Lease commitments under non-cancelable operating leases with initial or remaining terms in excess of one year and sublease income associated with non-cancelable subleases, are as follows:

	Operating Leases *	Sublease Income
	(In thousands)
Years ending December 31,
2017	$55,097	$218
2018	48,952	204
2019	46,934	—
2020	39,959	—
2021	35,035	—
Thereafter	141,659	—

Total	$367,636	$422

*	Citrix will remain liable to the lessor for the duration of certain GoTo Business leases of approximately $6.8 million.